Cover	Mar. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 06, 2023
Entity File Number	001-35027
Entity Registrant Name	BIOXYTRAN, INC
Entity Central Index Key	0001445815
Entity Tax Identification Number	26-2797630
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	75,SecondAvenue
Entity Address, Address Line Two	Suite 605
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	(617)
Local Phone Number	494-1199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	BIXT
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false